Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share (Tables), Earnings per share [Text Block]

Philips Group

Earnings per share

in millions of EUR unless otherwise stated [1]

2016 - 2018

	2016 [2]		2017 [2]		2018
Income from continuing operations		831		1,028		1,310
Income (loss) attributable to non-controlling interest, from continuing operations		4		11		7
Income from continuing operations attributable to shareholders		826		1,017		1,303
Income from Discontinued operations		660		843		(213)
Income (loss) attributable to non-controlling interest, from Discontinued operations		38		203
Income from Discontinued operations attributable to shareholders		622		639		(213)

Net income attributable to shareholders		1,448		1,657		1,090

Weighted average number of common shares outstanding (after deduction of treasury shares) during the year		918,015,863		928,797,650		922,987,190
Plus incremental shares from assumed conversions of:
Options	2,456,616		3,161,267		2,007,703
Performance shares	6,985,509		10,757,785		8,632,652
Restricted share rights	1,331,163		2,008,162		2,223,382
Forward contracts			407,193
Dilutive potential common shares		10,773,289		16,334,406		12,863,738
Diluted weighted average number of shares (after deduction of treasury shares) during the year		928,789,152		945,132,056		935,850,928

Basic earnings per common share in EUR
Income from continuing operations attributable to shareholders		0.90		1.10		1.41
Income from Discontinued operations attributable to shareholders		0.68		0.69		(0.23)
Net income attributable to shareholders		1.58		1.78		1.18

Diluted earnings per common share in EUR [3] [4]
Income from continuing operations attributable to shareholders		0.89		1.08		1.39
Income from Discontinued operations attributable to shareholders		0.67		0.68		(0.23)
Net income attributable to shareholders		1.56		1.75		1.16

Dividend distributed per common share in euros		0.80		0.80		0.80
[1] Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2] During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[3] In 2016, 9 million securities that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been antidilutive for the periods presented.
[4] The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive